PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.3%
Common Stocks
Aerospace & Defense — 2.9%
Airbus SE (France)	147,946	$12,753,001
Raytheon Technologies Corp.	309,453	25,331,823
		38,084,824
Airlines — 0.8%
Delta Air Lines, Inc.*	391,445	10,983,947
Automobiles — 1.0%
General Motors Co.	423,421	13,587,580
Banks — 9.6%
Bank of America Corp.	977,073	29,507,605
Citigroup, Inc.	204,973	8,541,225
JPMorgan Chase & Co.	329,579	34,441,005
PNC Financial Services Group, Inc. (The)	179,071	26,756,789
Truist Financial Corp.(a)	597,725	26,024,946
		125,271,570
Beverages — 1.8%
PepsiCo, Inc.	146,142	23,859,143
Biotechnology — 3.7%
AbbVie, Inc.	226,238	30,363,402
Amgen, Inc.	81,264	18,316,906
		48,680,308
Building Products — 1.4%
Johnson Controls International PLC	373,025	18,360,290
Capital Markets — 3.5%
Blackstone, Inc.(a)	141,760	11,865,312
Goldman Sachs Group, Inc. (The)	114,731	33,621,920
		45,487,232
Chemicals — 3.0%
DuPont de Nemours, Inc.	240,008	12,096,403
Linde PLC (United Kingdom)	101,057	27,243,957
		39,340,360
Communications Equipment — 1.2%
Cisco Systems, Inc.	391,360	15,654,400
Consumer Finance — 1.1%
SLM Corp.	997,302	13,952,255
Containers & Packaging — 1.6%
Crown Holdings, Inc.(a)	253,949	20,577,487
Electric Utilities — 1.7%
NextEra Energy, Inc.	282,433	22,145,572
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.(a)	140,231	19,658,984
Food & Staples Retailing — 2.1%
Walmart, Inc.	209,550	27,178,635
Food Products — 1.2%
Mondelez International, Inc. (Class A Stock)	283,323	15,534,600
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	261,765	25,328,381
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 3.8%
Centene Corp.*	241,559	$18,795,706
Cigna Corp.	57,005	15,817,177
Laboratory Corp. of America Holdings	70,741	14,488,464
		49,101,347
Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	116,945	26,983,889
Household Products — 2.0%
Procter & Gamble Co. (The)	210,840	26,618,550
Insurance — 6.9%
Chubb Ltd.	196,379	35,717,412
Marsh & McLennan Cos., Inc.	107,969	16,118,692
MetLife, Inc.	344,118	20,915,492
RenaissanceRe Holdings Ltd. (Bermuda)	120,799	16,958,972
		89,710,568
Interactive Media & Services — 3.2%
Alphabet, Inc. (Class A Stock)*	252,346	24,136,895
Meta Platforms, Inc. (Class A Stock)*	129,125	17,519,680
		41,656,575
Life Sciences Tools & Services — 1.7%
Danaher Corp.	83,863	21,660,974
Machinery — 4.1%
Deere & Co.	54,290	18,126,888
Fortive Corp.	291,081	16,970,022
Otis Worldwide Corp.	276,238	17,623,985
		52,720,895
Multi-Utilities — 3.5%
Ameren Corp.	227,744	18,344,779
Dominion Energy, Inc.	399,632	27,618,568
		45,963,347
Oil, Gas & Consumable Fuels — 9.8%
Chevron Corp.	302,400	43,445,808
ConocoPhillips	333,395	34,119,644
Hess Corp.	206,851	22,544,690
Williams Cos., Inc. (The)(a)	940,282	26,920,274
		127,030,416
Pharmaceuticals — 8.7%
AstraZeneca PLC (United Kingdom), ADR	440,034	24,131,464
Bristol-Myers Squibb Co.	639,318	45,449,117
Eli Lilly & Co.	133,855	43,282,014
		112,862,595
Road & Rail — 1.3%
Union Pacific Corp.	83,491	16,265,717
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom, Inc.	39,055	17,340,811
Lam Research Corp.	23,909	8,750,694
NXP Semiconductors NV (China)	97,752	14,419,397
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	153,609	$17,354,745
		57,865,647
Software — 2.9%
Microsoft Corp.	103,199	24,035,047
Salesforce, Inc.*	91,113	13,105,694
		37,140,741
Specialty Retail — 1.0%
Lowe’s Cos., Inc.	70,805	13,297,887
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	168,169	23,240,956

Total Long-Term Investments (cost $941,302,996)		1,265,805,672
Short-Term Investments — 5.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	34,377,143	34,377,143
PGIM Institutional Money Market Fund (cost $42,147,535; includes $42,041,585 of cash collateral for securities on loan)(b)(wa)	42,182,429	42,152,901

Total Short-Term Investments (cost $76,524,677)		76,530,044

TOTAL INVESTMENTS—103.2% (cost $1,017,827,673)		1,342,335,716

Liabilities in excess of other assets — (3.2)%		(41,088,971)

Net Assets — 100.0%		$1,301,246,745

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,089,369; cash collateral of $42,041,585 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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